                                                               MUTUAL OF AMERICA

                             SEPARATE ACCOUNT NO. 3
                                  ANNUAL REPORT

                                DECEMBER 31, 2001

   This report is not to be construed as an offering for sale of any Variable Product. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                MUTUAL OF AMERICA

                             Separate Account No. 3
                                  Annual Report
                                December 31, 2001

Dear Policyowner:

      We are pleased to send you the 2001 Annual Report of Mutual of America's Separate Account No. 3. This Account, which commenced operations April 3, 2000, is an investment vehicle for owners of our Variable Universal Life policies. Separate Account No. 3 consists of seventeen distinct funds. Each invests in shares of one of nine funds of Mutual of America Investment Corporation ("Investment Company"): the Money Market, All America, Equity Index, Mid-Cap Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite and Aggressive Equity Funds; three portfolios of Scudder Variable Series I (formerly, Scudder Variable Life Investment Fund) ("Scudder"): The Bond, Capital Growth and International Portfolios; the VP Capital Appreciation Fund of American Century Variable Portfolios, Inc. ("American Century"); the Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert"); the Equity-Income Portfolio of Fidelity Investments Variable Insurance Products Fund ("Fidelity VIP"); and the Contrafund and Asset Manager Portfolios of Fidelity Investments Variable Insurance Products Fund II ("Fidelity VIP II").

      Each of the Funds of Separate Account No. 3 owns shares in a similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert, portfolio of Fidelity VIP and portfolio of Fidelity VIP II. The investment results of each of the Funds of Separate Account No. 3 are based on the performance of the corresponding funds or portfolios of the Investment Company, Scudder, American Century, Calvert, Fidelity VIP and Fidelity VIP II.

      The investment objectives and primary investments of the funds and portfolios in which the Separate Account Funds invest are summarized as follows:

      Investment Company Money Market Fund: This Fund seeks to realize high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital through investments in money market instruments and other short-term debt securities.

      Investment Company All America Fund: This Fund seeks to outperform the Standard & Poor's Composite Index of 500 Stocks (the "S&P 500 Index") by investing in a diversified portfolio of primarily common stocks. The Fund invests approximately 60% of its assets (the "Indexed Assets") to provide investment results that correspond to the performance of the S&P 500 Index. The remaining approximately 40% of its assets (the "Active Assets") seek to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of primarily common stocks with a broad exposure to the market. ("Standard & Poor's", "S&P" and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc.)

      Investment   Company  Equity  Index  Fund:  This  Fund  seeks  to  provide investment results that correspond to the performance of the S&P 500 Index by investing primarily in the common stocks that comprise the S&P 500 Index.

      Investment Company Mid-Cap Equity Index Fund: This Fund seeks to provide investment results that correspond to the performance of the S&P Mid-Cap 400 Index by investing primarily in the common stocks that comprise the S&P MidCap 400 Index. ("S&P Mid-Cap 400" is a trademark of The McGraw-Hill Companies, Inc.)

      Investment Company Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities.

      Investment Company Short-Term Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities and money market instruments. The average maturity of the Fund is between one and three years.

      Investment Company Mid-Term Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities. The average maturity of the Fund is between three and seven years.

      Investment Company Composite Fund: This Fund seeks to achieve as high a total rate of return, through both appreciation of capital and current income, as is believed consistent with prudent investment risk, by investing in a diversified portfolio of publicly-traded common stocks, bonds and money market instruments.

      Investment Company Aggressive Equity Fund: This Fund's investment objective is capital appreciation, by investing in companies believed to possess above-average growth potential and in companies believed to possess valuable assets or whose securities are believed to be undervalued in the marketplace.

      Scudder Bond Portfolio: This Portfolio seeks a high level of income consistent with a high quality portfolio of primarily investment grade debt securities.

      Scudder Capital Growth Portfolio: This Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program.

      Scudder International Portfolio: This Portfolio seeks long-term growth of capital primarily through a diversified portfolio of foreign equity securities.

      American Century VP Capital Appreciation Fund: This Fund seeks capital growth by investing primarily in common stocks that meet certain fundamental and technical standards and are considered by the Fund's management to have better-than-average prospects for appreciation.

      Calvert Social Balanced Portfolio: This Portfolio seeks a competitive total return through an actively managed, non-diversified portfolio of stocks, bonds and money market instruments that offer income and growth opportunity and satisfy the investment and social concern criteria established for the Portfolio.

      Fidelity VIP Equity-Income Portfolio: This Portfolio seeks reasonable income by investing primarily in income-producing equity securities, while considering the potential for capital appreciation, and it also seeks to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500 Index.

      Fidelity VIP II Contrafund Portfolio: This Portfolio seeks capital appreciation over the long term by investing in securities of companies whose value, the Portfolio's adviser believes, is not fully recognized by the public. These securities may be issued by domestic or foreign companies and many may not be well known. The Portfolio normally invests primarily in common stocks.

      Fidelity VIP II Asset Manager Portfolio: This Portfolio seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term/money market instruments, with an expected "neutral mix" over the long term of 10% in short-term/money market instruments, 40% in bonds and 50% in stocks.

      For the year ended December 31, 2001, the following total returns were experienced in these seventeen Separate Account Funds:

          Investment Company Money Market Fund(1)                        + 3.0%
          Investment Company All America Fund                            -18.1%
          Investment Company Equity Index Fund                           -13.0%
          Investment Company Mid-Cap Equity Index Fund                   - 2.0%
          Investment Company Bond Fund                                   + 7.8%
          Investment Company Short-Term Bond Fund                        + 6.5%
          Investment Company Mid-Term Bond Fund                          + 9.5%
          Investment Company Composite Fund                              -11.8%
          Investment Company Aggressive Equity Fund                      -11.4%
          Scudder Bond Fund                                              + 4.8%
          Scudder Capital Growth Fund                                    -20.1%
          Scudder International Fund                                     -31.5%
          American Century VP Capital Appreciation Fund                  -28.6%
          Calvert Social Balanced Fund                                   - 7.8%
          Fidelity VIP Equity-Income Fund                                - 5.7%
          Fidelity VIP II Contrafund                                     -12.9%
          Fidelity VIP II Asset Manager Fund                             - 4.9%

          ----------
          (1) The seven-day net annualized effective yield as of 2/19/02 was 0.6% and is not necessarily indicative of future actual yields.

      Total return is equal to the changes in the value of a unit of participation in a Fund from the beginning to the end of the specified period. It reflects investment income earned and reinvested plus the changes in the market value (whether realized or unrealized) of the securities in the respective fund or portfolio of the Investment Company, Scudder, American Century, Calvert or Fidelity during the indicated period. Results are net of all asset-based expense charges based upon a hypothetical $1,000 invested at the beginning of the period. Deductions assessed through the redemption of units (such as for the cost of insurance and the monthly service charge), however, are not reflected in the above results. Inclusion of such charges would result in a reduction in the total returns. Returns are not guaranteed and are not necessarily indicative of the future investment performance of the particular Fund. Withdrawals and contributions made within a period would experience different rates of return based on the respective unit values on the dates of such transactions.

      This report includes financial statements for each Fund of Separate Account No. 3. Accompanying this report are the financial statements for each similarly named fund of the Investment Company, portfolios of Scudder, fund of American Century, portfolio of Calvert and portfolios of Fidelity VIP and Fidelity VIP II.

      Total Return Separate Account Performance Notes for extended time periods and other services are available by calling 1-800-468-3785.

      I hope you will find this report helpful and informative.

                                       Sincerely,

                                       /s/ Manfred Altstadt

                                       Manfred Altstadt
                                       Senior Executive Vice President
                                       and Chief Financial Officer,
                                       Mutual of America Life Insurance Company

CONTENTS

                                                                            Page
                                                                            ----
Annual Report of Mutual of America Separate Account No. 3                      1

   Statement of Assets and Liabilities                                         5

   Statement of Operations                                                     7

   Statements of Changes in Net Assets                                         9

   Financial Highlights                                                       12

   Notes to Financial Statements                                              14

   Report of Independent Public Accountants                                   16

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2001

                                                                               Investment Company
                                                          ------------------------------------------------------------
                                                            Money        All        Equity     Mid-Cap
                                                           Market      America       Index   Equity Index      Bond
                                                            Fund        Fund         Fund       Fund           Fund
                                                           ------      -------      ------   ------------      ----
ASSETS:
Investments in Mutual of America Investment Corporation
at market value
   (Cost:
   Money Market Fund -- $11,830
   All America Fund -- $1,362,526
   Equity Index Fund -- $844,451
   Mid-Cap Equity Index Fund -- $359,953
   Bond Fund -- $44,751)
   (Notes 1 and 2) ....................................   $  11,460   $ 882,696    $ 633,703    $ 345,312    $  43,285
Due From (To) Mutual of America General Account .......           9      (8,865)      (5,316)      (1,913)       1,329
                                                          ---------   ---------    ---------    ---------    ---------
NET ASSETS ............................................   $  11,469   $ 873,831    $ 628,387    $ 343,399    $  44,614
                                                          =========   =========    =========    =========    =========
UNIT VALUE AT DECEMBER 31, 2001 .......................   $    2.28   $    7.74    $    2.67    $    1.25    $    3.57
                                                          =========   =========    =========    =========    =========
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 2001 ..................................       5,020     112,867      234,984      273,759       12,500
                                                          =========   =========    =========    =========    =========



                                                                       Investment Company
                                                         ------------------------------------------------
                                                                                             Aggressive-
                                                         Short-Term    Mid-Term   Composite    Equity
                                                          Bond Fund   Bond Fund     Fund        Fund
                                                         ----------   ---------   ---------  -----------
ASSETS:
Investments in Mutual of America Investment Corporation
at market value
   (Cost:
   Short-Term Bond Fund -- $4,645
   Mid-Term Bond Fund -- $8,459
   Composite Fund -- $227,360
   Aggressive Equity Fund -- $686,152
   (Notes 1 and 2) ....................................   $   4,612   $   8,673   $ 168,825   $ 508,921
Due From (To) Mutual of America General Account .......          40           9         623     (12,072)
                                                          ---------   ---------   ---------   ---------
NET ASSETS ............................................   $   4,652   $   8,682   $ 169,448   $ 496,849
                                                          =========   =========   =========   =========
UNIT VALUE AT DECEMBER 31, 2001 .......................   $    1.46   $    1.51   $    4.87   $    2.47
                                                          =========   =========   =========   =========
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 2001 ..................................       3,195       5,767      34,793     200,960
                                                          =========   =========   =========   =========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 2001

                                                                                                American
                                                                        Scudder                  Century
                                                         ------------------------------------  ------------
                                                                       Capital                  VP Capital
                                                           Bond        Growth   International  Appreciation
                                                           Fund         Fund        Fund           Fund
                                                         ---------    --------- -------------  ------------
ASSETS:
Investments in Scudder Portfolios and American Century
   VP Capital Appreciation Fund at market value
   (Cost:
   Scudder Bond Fund -- $12,977
   Scudder Capital Growth Fund -- $1,229,278
   Scudder International Fund -- $300,366
   American Century VP Capital
     Appreciation Fund -- $229,342)
   (Notes 1 and 2) ...................................   $  13,346    $ 848,346    $ 170,321   $ 129,574
Due From (To) Mutual of America General Account ......        (113)        (383)         590        (819)
                                                         ---------    ---------    ---------   ---------
NET ASSETS ...........................................   $  13,233    $ 847,963    $ 170,911   $ 128,755
                                                         =========    =========    =========   =========
UNIT VALUE AT DECEMBER 31, 2001 ......................   $   14.60    $   34.34    $   13.72   $   13.44
                                                         =========    =========    =========   =========
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 2001 .................................         906       24,693       12,459       9,580
                                                         =========    =========    =========   =========

                                                       Calvert                  Fidelity
                                                      --------  ----------------------------------------
                                                       Social        VIP         VIP II       VIP II
                                                      Balanced  Equity-Income    Contra    Asset Manager
                                                        Fund        Fund          Fund         Fund
                                                      --------  -------------    ------    -------------
ASSETS:
Investments in Calvert Social Balanced Portfolio
and Fidelity Portfolios at market value
   (Cost:
   Calvert Social Balanced Fund -- $80,634
   VIP Equity-Income Fund -- $257,262
   VIP II Contra Fund -- $695,774
   VIP II Asset Manager Fund -- $181,470)
   (Notes 1 and 2) ................................   $ 68,395    $243,107     $590,628     $173,782
Due From (To) Mutual of America General Account ...       (448)        198          158           81
                                                      --------    --------     --------     --------
NET ASSETS ........................................   $ 67,947    $243,305     $590,786     $173,863
                                                      ========    ========     ========     ========
UNIT VALUE AT DECEMBER 31, 2001 ...................   $   2.98    $  32.63     $  25.88     $  23.91
                                                      ========    ========     ========     ========
NUMBER OF UNITS OUTSTANDING AT
   DECEMBER 31, 2001 ..............................     22,799       7,456       22,828        7,270
                                                      ========    ========     ========     ========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                             STATEMENT OF OPERATIONS
                      For the Year Ended December 31, 2001

                                                              Investment Company
                                            ------------------------------------------------------
                                                                                        Mid-Cap
                                            Money Market   All America  Equity Index  Equity Index
                                               Fund           Fund          Fund         Fund
                                            ------------   -----------  ------------  ------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income .......................   $     599     $   3,612    $  20,970     $   7,959
                                             ---------     ---------    ---------     ---------
Expenses (Note 3):
   Fees and administrative expenses ......         422        12,229        7,619         2,875
                                             ---------     ---------    ---------     ---------
NET INVESTMENT INCOME (LOSS) .............         177        (8,617)      13,351         5,084
                                             ---------     ---------    ---------     ---------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments         145      (127,019)     (18,048)       (1,567)
   Net unrealized appreciation
     (depreciation) of investments .......          33       (84,267)     (85,087)       (4,663)
                                             ---------     ---------    ---------     ---------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS ............         178      (211,286)    (103,135)       (6,230)
                                             ---------     ---------    ---------     ---------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .............   $     355     $(219,903)   $ (89,784)    $  (1,146)
                                             =========     =========    =========     =========


                                                                        Investment Company
                                                   --------------------------------------------------------
                                                                                                 Aggressive
                                                   Bond     Short-Term  Mid-Term    Composite      Equity
                                                   Fund      Bond Fund  Bond Fund     Fund          Fund
                                                   ----     ----------  --------    ---------      ------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income ..........................   $   3,860   $     240   $     282   $  12,855    $   2,608
                                                ---------   ---------   ---------   ---------    ---------
Expenses (Note 3):
   Fees and administrative expenses .........       2,114         143         230       6,975        6,304
                                                ---------   ---------   ---------   ---------    ---------
NET INVESTMENT INCOME (LOSS) ................       1,746          97          52       5,880       (3,696)
                                                ---------   ---------   ---------   ---------    ---------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ..       5,042         344         429    (141,751)     (70,817)
   Net unrealized appreciation
     (depreciation) of investments ..........       1,652         210         564      59,093       (8,638)
                                                ---------   ---------   ---------   ---------    ---------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS ...............       6,694         554         993     (82,658)     (79,455)
                                                ---------   ---------   ---------   ---------    ---------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ................   $   8,440   $     651   $   1,045   $ (76,778)   $ (83,151)
                                                =========   =========   =========   =========    =========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                             STATEMENT OF OPERATIONS
                      For the Year Ended December 31, 2001

                                                                                      American
                                                              Scudder                 Century
                                              ------------------------------------  ------------
                                                          Capital                    VP Capital
                                              Bond        Growth     International  Appreciation
                                              Fund         Fund          Fund           Fund
                                              ----        ------     -------------  ------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividend Income .......................   $ 422       $ 115,296    $  44,182     $  52,834
                                             -----       ---------    ---------     ---------
Expenses (Note 3):
   Fees and administrative expenses ......     314           6,987        2,097         1,393
                                             -----       ---------    ---------     ---------
NET INVESTMENT INCOME (Loss) .............     108         108,309       42,085        51,441
                                             -----       ---------    ---------     ---------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments       7         (30,057)     (29,658)       (7,201)
   Net unrealized appreciation
     (depreciation) of investments .......      96        (282,145)     (99,608)      (95,007)
                                             -----       ---------    ---------     ---------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS ............     103        (312,202)    (129,266)     (102,208)
                                             -----       ---------    ---------     ---------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS .............   $ 211       $(203,893)   $ (87,181)    $ (50,767)
                                             =====       =========    =========     =========


                                             Calvert               Fidelity
                                            --------  -------------------------------------
                                             Social        VIP       VIP II      VIP II
                                            Balanced  Equity-Income  Contra   Asset Manager
                                              Fund        Fund        Fund        Fund
                                            --------  -------------  ------   -------------
INVESTMENT INCOME AND EXPENSES:
Income (Note 1):
   Dividends Income .....................   $  3,841    $ 14,211    $ 18,484    $  4,324
                                            --------    --------    --------    --------
Expenses (Note 3):
   Fees and administrative expenses .....      1,020       4,456       5,970       2,207
                                            --------    --------    --------    --------
NET INVESTMENT INCOME (Loss) ............      2,821       9,755      12,514       2,117
                                            --------    --------    --------    --------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments      (382)       (713)     (5,076)       (929)
   Net unrealized appreciation
     (depreciation) of investments ......     (7,829)    (25,221)    (84,779)     (6,085)
                                            --------    --------    --------    --------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS ...........     (8,211)    (25,934)    (89,855)     (7,014)
                                            --------    --------    --------    --------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ............   $ (5,390)   $(16,179)   $(77,341)   $ (4,897)
                                            ========    ========    ========    ========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                       STATEMENTS OF CHANGES IN NET ASSETS
                        For the Years Ended December 31,

                                                                            Investment Company
                                                  -------------------------------------------------------------------------
                                                   Money Market Fund         All America Fund          Equity Index Fund
                                                  -------------------    ------------------------    ---------------------
                                                    2001       2000*         2001        2000*        2001         2000*
                                                    ----       -----         ----        -----        ----         -----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ...............   $    177    $   698    $   (8,617)   $  239,290    $ 13,351    $  57,646
   Net realized gain (loss) on investments ....        145          9      (127,019)       (3,365)    (18,048)        (431)
   Net Unrealized appreciation (depreciation)
     of investments ...........................         33       (403)      (84,267)     (395,563)    (85,087)    (125,661)
                                                  --------    -------    ----------    ----------    --------    ---------
Net Increase (Decrease) in net assets resulting
   from operations ............................        355        304      (219,903)     (159,638)    (89,784)     (68,446)
                                                  --------    -------    ----------    ----------    --------    ---------
From Unit Transactions:
   Contributions ..............................      5,018      3,342       236,309       156,312     177,043      119,384
   Withdrawals ................................         (3)    (4,211)      (11,941)      (10,424)    (21,140)     (11,679)
   Net Transfers ..............................    (12,251)    18,915      (222,823)    1,105,939     (78,570)     601,579
                                                  --------    -------    ----------    ----------    --------    ---------
Net Increase (Decrease) from unit
   transactions ...............................     (7,236)    18,046         1,545     1,251,827      77,333      709,284
                                                  --------    -------    ----------    ----------    --------    ---------
NET INCREASE (DECREASE) IN NET ASSETS .........     (6,881)    18,350      (218,358)    1,092,189     (12,451)     640,838
NET ASSETS:
Beginning of Period/Year ......................     18,350         --     1,092,189            --     640,838           --
                                                  --------    -------    ----------    ----------    --------    ---------
End of Period/Year ............................   $ 11,469    $18,350    $  873,831    $1,092,189    $628,387    $ 640,838
                                                  ========    =======    ==========    ==========    ========    =========

                                                                                      Investment Company
                                                      --------------------------------------------------------------------------
                                                           Mid-Cap Equity
                                                             Index Fund                Bond Fund              Short-Term Fund
                                                      ----------------------    ---------------------     ----------------------
                                                         2001         2000*        2001         2000*        2001         2000*
                                                         ----         -----        ----         -----        ----         -----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ...................   $   5,084    $  14,301    $   1,746    $   7,857    $      97    $     587
   Net realized gain (loss) on investments ........      (1,567)          (4)       5,042           57          344            1
   Net Unrealized appreciation (depreciation)
     of investments ...............................      (4,663)      (9,978)       1,652       (3,118)         210         (243)
                                                      ---------    ---------    ---------    ---------    ---------    ---------
Net Increase (Decrease) in net assets resulting
     from operations ..............................      (1,146)       4,319        8,440        4,796          651          345
                                                      ---------    ---------    ---------    ---------    ---------    ---------
From Unit Transactions:
   Contributions ..................................      68,513       22,421       16,147       10,495        1,433          837
   Withdrawals ....................................          --           --           --         (685)          --           --
   Net Transfers ..................................      20,322      228,970      (10,213)      15,634       (1,505)       2,891
                                                      ---------    ---------    ---------    ---------    ---------    ---------
Net Increase (Decrease) from unit
   transactions ...................................      88,835      251,391        5,934       25,444          (72)       3,728
                                                      ---------    ---------    ---------    ---------    ---------    ---------
NET INCREASE (DECREASE) IN NET ASSETS .............      87,689      255,710       14,374       30,240          579        4,073
NET ASSETS:
Beginning of Period/Year ..........................     255,710           --       30,240           --        4,073           --
                                                      ---------    ---------    ---------    ---------    ---------    ---------
End of Period/Year ................................   $ 343,399    $ 255,710    $  44,614    $  30,240    $   4,652    $   4,073
                                                      =========    =========    =========    =========    =========    =========

----------
* Commenced operations April 3, 2000.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                      STATEMENTS OF CHANGES IN NET ASSETS
                        For the Years Ended December 31,

                                                                                    Investment Company
                                                        ------------------------------------------------------------------------
                                                        Mid-Term Bond Fund          Composite Fund        Aggressive Equity Fund
                                                        ------------------          --------------        ----------------------
                                                          2001       2000*        2001        2000*         2001         2000*
                                                          ----       -----        ----        -----         ----         -----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ...................      $   52     $  555    $   5,880    $  97,352    $  (3,696)   $ 121,592
   Net realized gain (loss) on investments ........         429          2     (141,751)      (3,813)     (70,817)      (1,293)
   Net Unrealized appreciation (depreciation)
     of investments ...............................         564       (350)      59,093     (117,628)      (8,638)    (168,593)
                                                         ------     ------    ---------    ---------    ---------    ---------
Net Increase (Decrease) in net assets resulting
   from operations ................................       1,045        207      (76,778)     (24,089)     (83,151)     (48,294)
                                                         ------     ------    ---------    ---------    ---------    ---------
From Unit Transactions:
   Contributions ..................................       4,103      1,908       74,637       65,033      116,320       54,903
   Withdrawals ....................................          --         --      (14,972)        (895)     (11,657)     (16,516)
   Net Transfers ..................................        (874)     2,293        6,769      139,743       (8,348)     493,592
                                                         ------     ------    ---------    ---------    ---------    ---------
Net Increase (Decrease) from unit
   transactions ...................................       3,229      4,201       66,434      203,881       96,315      531,979
                                                         ------     ------    ---------    ---------    ---------    ---------
NET INCREASE (DECREASE) IN NET ASSETS .............       4,274      4,408      (10,344)     179,792       13,164      483,685
NET ASSETS:
Beginning of Period/Year ..........................       4,408         --      179,792           --      483,685           --
                                                         ------     ------    ---------    ---------    ---------    ---------
End of Period/Year ................................      $8,682     $4,408    $ 169,448    $ 179,792    $ 496,849    $ 483,685
                                                         ======     ======    =========    =========    =========    =========

                                                                                       Scudder
                                                  ------------------------------------------------------------------------------
                                                         Bond Fund             Capital Growth Fund        International Fund
                                                   ---------------------      ---------------------      ---------------------
                                                    2001          2000*        2001           2000*         2001          2000*
                                                    ----          ----         ----           ----          ----          ----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ...............   $   108       $ (167)     $108,309      $   (4,876)     $ 42,085      $ (1,206)
   Net realized gain (loss) on investments ....         7           --       (30,057)           (355)      (29,658)         (512)
   Net Unrealized appreciation (depreciation)
     of investments ...........................        96          273       282,145)        (98,787)      (99,608)      (30,437)
                                                  -------       ------      --------      ----------      --------      --------
Net Increase (Decrease) in net assets resulting
   from operations ............................       211          106       203,893)       (104,018)      (87,181)      (32,155)
                                                  -------       ------      --------      ----------      --------      --------
From Unit Transactions:
   Contributions ..............................     4,889        3,221       156,260         100,245        43,350        27,780
   Withdrawals ................................        --           --       (15,139)         (4,461)       (6,838)       (6,674)
   Net Transfers ..............................       755        4,051       (33,481)        952,450        (4,394)      237,023
                                                  -------       ------      --------      ----------      --------      --------
Net Increase (Decrease) from unit
   transactions ...............................     5,644        7,272       107,640       1,048,234        32,118       258,129
                                                  -------       ------      --------      ----------      --------      --------
NET INCREASE (DECREASE) IN NET ASSETS .........     5,855        7,378       (96,253)        944,216       (55,063)      225,974
NET ASSETS:
Beginning of Period/Year ......................     7,378           --       944,216              --       225,974            --
                                                  -------       ------      --------      ----------      --------      --------
End of Period/Year ............................   $13,233       $7,378      $847,963      $  944,216      $170,911      $225,974
                                                  =======       ======      ========      ==========      ========      ========

----------
* Commenced operations April 3, 2000.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                      STATEMENTS OF CHANGES IN NET ASSETS
                        For the Years Ended December 31,

                                                                       American Century              Calvert
                                                                ----------------------------   --------------------
                                                                VP Capital Appreciation Fund   Social Balanced Fund
                                                                ----------------------------   --------------------
                                                                      2001         2000*       2001         2000*
                                                                      ----         -----       ----         -----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income ......................................   $  51,441    $    (815)   $   2,821    $   2,186
   Net realized gain (loss) on investments ....................      (7,201)         117         (382)          26
   Net Unrealized appreciation (depreciation) of investments ..     (95,007)      (4,761)      (7,829)      (4,410)
                                                                  ---------    ---------    ---------    ---------
Net Increase (Decrease) in net assets resulting from operations     (50,767)      (5,459)      (5,390)      (2,198)
                                                                  ---------    ---------    ---------    ---------
From Unit Transactions:
   Contributions ..............................................      29,154       13,358       31,474       15,657
   Withdrawals ................................................      (2,052)      (2,168)      (1,345)      (5,563)
   Net Transfers ..............................................     (15,565)     162,254      (13,191)      48,503
                                                                  ---------    ---------    ---------    ---------
Net Increase (Decrease) from unit transactions ................      11,537      173,444       16,938       58,597
                                                                  ---------    ---------    ---------    ---------
NET INCREASE (DECREASE) IN NET ASSETS .........................     (39,230)     167,985       11,548       56,399
NET ASSETS:
Beginning of Period/Year ......................................     167,985           --       56,399           --
                                                                  ---------    ---------    ---------    ---------
End of Period/Year ............................................   $ 128,755    $ 167,985    $  67,947    $  56,399
                                                                  =========    =========    =========    =========

                                                                                     Fidelity
                                                       ----------------------------------------------------------------------
                                                              VIP                     VIP II                     VIP III
                                                       Equity-Income Fund           Contra Fund            Asset Manager Fund
                                                       ------------------        ------------------        ------------------
                                                       2001         2000*        2001         2000*        2001        2000*
                                                       ----         -----        ----         -----        ----        -----
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ..................  $   9,755    $  (2,519)   $  12,514    $  (3,132)   $   2,117    $    (959)
   Net realized gain (loss) on investments .......       (713)          10       (5,076)         (54)        (929)         (52)
   Net Unrealized appreciation (depreciation)
     of investments ..............................    (25,221)      11,066      (84,779)     (20,366)      (6,085)      (1,603)
                                                    ---------    ---------    ---------    ---------    ---------    ---------
Net Increase (Decrease) in net assets resulting
   from operations ...............................    (16,179)       8,557      (77,341)     (23,552)      (4,897)      (2,614)
                                                    ---------    ---------    ---------    ---------    ---------    ---------
From Unit Transactions:
   Contributions .................................     84,184       55,321      153,766       93,980      132,102       20,097
   Withdrawals ...................................     (9,999)      (8,217)      (9,098)      (9,910)      (8,671)      (1,608)
   Net Transfers .................................    (38,115)     167,753      (42,979)     505,920      (20,811)      60,265
                                                    ---------    ---------    ---------    ---------    ---------    ---------
Net Increase (Decrease) from unit
   transactions ..................................     36,070      214,857      101,689      589,990      102,620       78,754
                                                    ---------    ---------    ---------    ---------    ---------    ---------
NET INCREASE (DECREASE) IN NET ASSETS ............     19,891      223,414       24,348      566,438       97,723       76,140
NET ASSETS:
Beginning of Period/Year .........................    223,414           --      566,438           --       76,140           --
                                                    ---------    ---------    ---------    ---------    ---------    ---------
End of Period/Year ...............................  $ 243,305    $ 223,414    $ 590,786    $ 566,438    $ 173,863    $  76,140
                                                    =========    =========    =========    =========    =========    =========

----------
* Commenced operations April 3, 2000.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                              FINANCIAL HIGHLIGHTS
                             Year Ended December 31,

      Pursuant to the provisions of a recent AICPA Audit and Accounting Guide for Investment Companies ("Guide"), disclosure of per unit data and other supplemental data is presented in the form of a financial highlights section accompanying the financial statements. The Guide requires the data be presented for fiscal years beginning after December 15, 2000. Consequently, the financial highlights section which follows limits the required disclosures to the year 2001. Data shown for the preceding year representing the period from April 3, 2000 (commencement of operations) to December 31, 2000 was previously disclosed in the "Notes to Financial Statements -- Financial Highlights" following the financial statements.


                                                                           Investment Company
                                    --------------------------------------------------------------------------------------------
                                                                                                   Mid-Cap
                                       Money Market       All America        Equity Index        Equity Index          Bond
SELECTED PER UNIT AND                ---------------  ------------------  ------------------  ------------------  ---------------
SUPPLEMENTARY DATA:                   2001    2000*    2001      2000*     2001      2000*     2001      2000*    2001     2000*
                                      ----    -----    ----      -----     ----      -----     ----      -----    ----     -----
Unit value, beginning of year ....  $  2.22   $2.13  $   9.46   $ 10.97  $   3.07   $  3.48  $   1.28   $  1.25  $  3.31   $3.17
                                    =======   =====  ========   =======  ========   =======  ========   =======  =======   =====
Unit value, end of year ..........  $  2.28   $2.22  $   7.74   $  9.46  $   2.67   $  3.07  $   1.25   $  1.28  $  3.57   $3.31
                                    =======   =====  ========   =======  ========   =======  ========   =======  =======   =====
Units outstanding, beginning
  of year (1) ....................    8,275           115,511             208,558             199,856              9,131
Units Issued (1) .................    2,474            44,187              88,695              99,881              8,286
Units Redeemed (1) ...............   (5,729)          (46,831)            (62,169)            (25,978)            (4,917)
                                    -------          --------            --------            --------            -------
Units Outstanding, end of year ...    5,020   8,275   112,867   115,511   234,984   208,558   273,759   199,856   12,500   9,131
                                    =======   =====  ========   =======  ========   =======  ========   =======  =======   =====
Net Assets (1) ...................  $11,469          $873,831            $628,387            $343,399            $44,614
                                    =======          ========            ========            ========            =======
Expense Ratio (A)(1) .............    0.90%             0.90%               0.90%               0.90%              0.90%
                                    =======          ========            ========            ========            =======
Investment Income Ratio (B (1) ...     3.8%              0.4%                3.4%                2.7%              10.2%
                                    =======          ========            ========            ========            =======
Total Return (C)(1) ..............     3.0%            -18.1%              -13.0%               -2.0%               7.8%
                                    =======          ========            ========            ========            =======




                                                                   Investment Company
                                     --------------------------------------------------------------------------
                                        Short-Term          Mid-Term           Composite           Aggressive
                                        Bond Fund          Bond Fund             Fund             Equity Fund
SELECTED PER UNIT AND                --------------    ----------------  ------------------  ------------------
SUPPLEMENTARY DATA:                   2001    2000*     2001      2000*    2001      2000*     2001      2000*
                                     ------   -----    ------     -----  --------    ------  --------   -------
Unit value, beginning of year ....   $ 1.37   $1.30    $ 1.38     $1.34    $ 5.52    $ 5.80    $ 2.79    $ 3.20
                                     ======   =====    ======     =====  ========    ======  ========   =======
Unit value, end of year ..........   $ 1.46   $1.37    $ 1.51     $1.38    $ 4.87    $ 5.52    $ 2.47    $ 2.79
                                     ======   =====    ======     =====  ========    ======  ========   =======
Units outstanding, beginning
  of year (1) ....................    2,979             3,205              32,563             173,281
Units Issued (1) .................    1,947             4,689              22,937              59,555
Units Redeemed (1) ...............   (1,722)           (2,127)            (20,723)            (31,876)
Units Outstanding, end of year ...    3,204   2,979     5,767     3,205    34,777    32,563   200,960   173,281
                                     ======   =====    ======     =====  ========    ======  ========   =======
Net Assets (1) ...................   $4,652            $8,682            $169,448            $496,849
                                     ======            ======            ========            ========
Expense Ratio (A)(1) .............    0.90%             0.90%               0.90%               0.90%
                                     ======            ======            ========            ========
Investment Income Ratio (B)(1) ...     5.5%              4.0%                7.6%                0.5%
                                     ======            ======            ========            ========
Total Return (C)(1) ..............     6.5%              9.5%              -11.8%              -11.4%
                                     ======            ======            ========            ========

----------
*   Commenced operations April 3, 2000
(1) Data is presented for fiscal years beginning after December 15, 2000
(A) This ratio represents the annualized contract expenses of the separate account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                        FINANCIAL HIGHLIGHTS (Concluded)

                                                          Scudder                         American Century       Calvert
                                    ----------------------------------------------------  ----------------   ---------------
                                                                                              VP Capital
SELECTED PER UNIT AND                   Bond Fund      Capital Growth     International      Appreciation    Social Balanced
SUPPLEMENTARY DATA:                   2001    2000*     2001    2000*    2001      2000*    2001     2000*    2001     2000*
                                      ----    -----     ----    -----    ----      -----    ----     -----    ----     -----
Unit value, beginning of year ....  $ 13.94  $12.97  $  42.97  $49.54  $  20.02   $25.18 $  18.82   $20.62  $  3.23  $  3.46
                                    =======  ======  ========  ======  ========   ====== ========   ======  =======  =======
Unit value, end of year ..........  $ 14.60  $13.94  $  34.34  $42.97  $  13.72   $20.02 $  13.44   $18.82  $  2.98  $  3.23
                                    =======  ======  ========  ======  ========   ====== ========   ======  =======  =======
Units outstanding, beginning
  of year (1) ....................      529            21,974            11,288             8,928            17,452
Units Issued (1) .................      638             4,923             3,714             3,198            11,598
Units Redeemed (1) ...............     (261)           (2,204)           (2,543)           (2,546)           (6,251)
                                    -------          --------          --------          --------           -------
Units Outstanding, end of year ...      906     529    24,693  21,974    12,459   11,288    9,580    8,928   22,799   17,452
                                    =======          ========          ========          ========           =======
Net Assets (1) ...................  $13,233          $847,963          $170,911          $128,755           $67,947
                                    =======          ========          ========          ========           =======
Expense Ratio (A)(1) .............    0.90%             0.90%             0.90%             0.70%             0.90%
                                    =======          ========          ========          ========           =======
Investment Income Ratio (B)(1) ...     3.9%             13.8%             23.1%             37.5%              6.2%
                                    =======          ========          ========          ========           =======
Total Return (C)(1) ..............     4.8%            -20.1%            -31.5%            -28.6%             -7.8%
                                    =======          ========          ========          ========           =======



                                                              Fidelity
                                   -------------------------------------------------------------
                                        VIP Equity-            VIP II             VIP II Asset
                                        Income Fund         Contra Fund           Manager Fund
Selected Per Unit and                   -----------         -----------           ------------
Supplementary Data:                   2001      2000*     2001      2000*       2001       2000*
                                      ----      -----     ----      -----       ----       -----
Unit value, beginning of year .... $  34.61    $31.31  $  29.73   $ 33.78    $  25.14     $26.89
                                   ========    ======  ========   =======    ========     ======
Unit value, end of year .......... $  32.63    $34.61  $  25.88   $ 29.73    $  23.91     $25.14
                                   ========    ======  ========   =======    ========     ======
Units outstanding, beginning
  of year (1) ....................    6,455              19,053                 3,029
Units Issued (1) .................    3,144               9,044                 8,058
Units Redeemed (1) ...............   (2,143)             (5,269)               (3,817)
                                   --------            --------              --------
Units Outstanding, end of year ...    7,456     6,455    22,828    19,053       7,270      3,029
                                   ========    ======  ========   =======    ========     ======
Net Assets  (1) .................. $243,305            $590,786              $173,863
                                   ========            ========              ========
Expense Ratio (A)(1) .............    0.80%               0.80%                  0.80%
                                   ========            ========              ========
Investment Income Ratio (B)(1) ...     6.2%                3.3%                   3.3%
                                   ========            ========              ========
Total Return (C)(1) ..............    -5.7%              -12.9%                  -4.9%
                                   ========            ========              ========

----------
*   Commenced operations April 3, 2000
(1) Data is presented for fiscal years beginning after December 15, 2000
(A) This ratio represents the annualized contract expenses of the separate account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.
(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.
(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

      Separate Account No. 3 of Mutual of America Life Insurance Company ("the Company") was established in conformity with New York Insurance Law and commenced operations on April 3, 2000 as a unit investment trust. On that date, the following Mutual of America Separate Account No. 3 funds became available as investment alternatives: Money Market Fund, All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund, Composite Fund, Aggressive Equity Fund, Scudder Bond Fund, Scudder Capital Growth Fund, Scudder International Fund, American Century VP Capital
Appreciation Fund, Calvert Social Balanced Fund, Fidelity Investments Equity-Income, Contrafund and Asset Manager Funds. The Mutual of America Separate Account No. 3 funds invest in a corresponding fund of Mutual of America Investment Corporation ("Investment Company"), portfolios of Scudder Variable Series I ("Scudder"), fund of American Century Variable Portfolios Inc. ("American Century") a corresponding fund of Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert"), in the corresponding portfolio of Fidelity Variable Insurance Products Fund ("Fidelity VIP") and in corresponding portfolios of Fidelity Variable Insurance Products Fund II ("Fidelity VIP II") (collectively, "Fidelity").

      Separate Account No. 3 was formed by the Company to support the operations of the Company's variable universal life insurance policies. The assets of Separate Account No. 3 are the property of the Company. The portion of Separate Account No. 3's assets applicable to the policies will not be charged with liabilities arising out of any other business the Company may conduct.

      The  preparation of financial  statements  may require  management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

      The following is a summary of the significant accounting policies consistently followed by Separate Account No. 3, which are in conformity with accounting principles generally accepted in the United States:

      Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity and are valued at the reported net asset values of the respective funds and portfolios. Such investments are referred to as "Underlying Funds" of Separate Account No. 3.

      Investment Income -- Dividend distributions made by the Underlying Funds, generally representing a distribution of their accumulated income and capital gains, are recognized as investment income on the ex-dividend dates of each Underlying Fund by each Fund of Separate Account No. 3 and are immediately fully reinvested in additional shares of the Underlying Funds at their respective ex-dividend net asset values. As such, the ultimate affect of the dividend paid to the Funds of Separate Account No. 3 has no impact on the respective unit values.

      Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

      Federal Income Taxes -- Separate Account No. 3 will be treated as a part of the Company and will not be taxed separately as a "regulated investment company" under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code. No provision for income taxes is required in the accompanying financial statements.

2. INVESTMENTS

      The number of shares owned by Separate Account No. 3 and the respective net asset values (rounded to the nearest cent) per share at December 31, 2001 are as follows:

                                                          Number of   Net Asset
                                                           Shares       Value
                                                          ---------   ---------
           Investment Company Funds:
              Money Market Fund:                             9,655     $ 1.19
              All America Fund                             422,989       2.09
              Equity Index Fund                            314,481       2.02
              Mid-Cap Equity Index Fund                    297,002       1.16
              Bond Fund                                     33,367       1.30
              Short-Term Bond Fund                           4,490       1.03
              Mid-Term Bond Fund                             9,497       0.91
              Composite Fund                               123,619       1.37
              Aggressive Equity Fund                       325,898       1.56
           Scudder Portfolios:
              Bond Portfolio                                 1,935       6.89
              Capital Growth Portfolio-- Class "A"          51,857      16.36
              International Portfolio-- Class "A"           21,160       8.05

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2. INVESTMENTS (CONTINUED)
                                                        Number of   Net Asset
                                                          Shares      Value
                                                        ---------   ---------
      American Century VP Capital Appreciation Fund ...    17,279    $ 7.50
      Calvert Social Balanced Portfolio ...............    38,884      1.76
      Fidelity Portfolios:
         Equity-Income-- "Initial" Class ..............    10,687     22.75
         Contrafund-- "Initial" Class .................    29,342     20.13
         Asset Manager-- "Initial" Class ..............    11,978     14.51

3. EXPENSES

      Administrative Fees and Expenses and Cost of Insurance -- In connection with its administrative functions, the Company deducts daily charges at an annual rate of .40% (except for American Century for which the rate charged is ..20% and each Fidelity fund, for which the rate is .30%) from the value of the net assets of each Fund. Monthly charges equaling the lesser of $2.00 or 1/12 of 1% of account value may also be deducted. The cost of insurance, to compensate the Company for life insurance coverage provided under the policies, is deducted monthly and reflected as net transfers in the accompanying financial statements.

      Mortality and Expense Risk Fees -- The Company assumes the risk that insureds may live for a shorter period of time than estimated for purposes of current or guaranteed cost of insurance rates; for this it deducts daily, a mortality risk charge, at an annual rate of .35%, from the value of the net assets of each Fund. An expense risk charge, deducted daily, at an annual rate of .15% from the value of the net assets of each Fund, compensates the Company for the risk that administrative expenses incurred will be greater than estimated.

4. TRANSFER OF BUSINESS FROM FORMER AFFILIATE

      During 2000, the Company, upon obtaining approval from affected policyowners, assumed a substantial number of variable universal life insurance policies from a former affiliate. The Company thereby became the issuer of these policies and assumed all of their related assets and obligations.

      Total transfers related to this activity amounted to $4.3 million and are included in Net Transfers on the Statements of Changes in Net Assets for each fund. The amounts transferred for each fund for the year ended December 31, 2000 is as follows:

            Investment Company Money Market Fund ..................  $    9,342
            Investment Company All America Fund ...................   1,094,007
            Investment Company Equity Index Fund ..................     551,785
            Investment Company Mid-Cap Equity Index Fund ..........         933
            Investment Company Bond Fund ..........................      26,237
            Investment Company Short-Term Bond Fund ...............       1,191
            Investment Company Mid-Term Bond Fund .................       2,814
            Investment Company Composite Fund .....................     357,426
            Investment Company Aggressive Equity Fund .............     338,984
            Scudder Bond Fund .....................................       3,650
            Scudder Capital Growth Fund ...........................     862,704
            Scudder International Fund ............................     196,641
            American Century VP Capital Appreciation Fund .........     132,510
            Calvert Social Balanced Fund ..........................      39,386
            Fidelity VIP Equity Income Fund .......................     172,891
            Fidelity VIP II Contra Fund ...........................     472,548
            Fidelity VIP II Asset Manager Fund ....................      42,426

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To The Mutual of America Insurance Company of New York:

      We have audited the accompanying statement of assets and liabilities of Mutual of America Separate Account No. 3 as of December 31, 2001, and the related statements of operations and changes in net assets and the financial highlights for the year then ended and the statement of changes in net assets and the financial highlights for the period April 3, 2000 (commencement of operations) to December 31, 2000. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mutual of America Separate Account No. 3 as of December 31, 2001, the results of its operations, the changes in its net assets and the financial highlights for the year then ended and the changes in its net assets and the financial highlights for the period April 3, 2000 (commencement of operations) to December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

/s/ Arthur Andersen LLP

New York, New York
February 20, 2002

MUTUAL OF AMERICA
LIFE INSURANCE COMPANY

320 PARK AVENUE
NEW YORK, NY 10022-6839
212-224-1600

www.mutualofamerica.com